       LEGG MASON
       TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

       MARYLAND TAX-FREE
       PENNSYLVANIA TAX-FREE
       TAX-FREE INTERMEDIATE-TERM



                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                              September 30, 2001
                                              Primary Class




                                                  [LEGG MASON FUNDS LOGO]

To Our Shareholders,

  We are pleased to provide you with the semi-annual report for the Legg Mason Tax-Free Income Fund ("Trust") for the six months ended September 30, 2001. This report includes financial information for the three series of the Trust: the Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate Funds.

  The following table summarizes key statistics for each Fund, as of September 30, 2001:

                                          Average        Net Asset Value
                        SEC Yield*   Weighted Maturity      Per Share
                        ----------   -----------------   ---------------
Maryland Tax-Free          4.23%        15.61 Years          $16.25
Pennsylvania Tax-Free      3.69         13.32 Years           16.34
Tax-Free Intermediate      3.25          6.82 Years           15.79

  For the twelve months ended September 30, 2001, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were 9.85%, 9.62%, and 8.53%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The initial sales charge for each Fund is being waived indefinitely, and no initial sales charges are reflected in these total return calculations.) Of course, past performance does not guarantee future results.

  Normally, the average weighted maturity for Maryland Tax-Free and Pennsylvania Tax-Free will be kept within a range of 12 to 24 years. Because of their relatively long average weighted maturities, these Funds offer potentially higher yields than short-term and intermediate-term tax-free bond funds. However, their net asset values per share typically will decline more when interest rates rise and gain more when interest rates fall than net asset values per share of tax-free bond funds with short- and intermediate-term average weighted maturities. Tax-Free Intermediate's average weighted maturity is normally kept within an intermediate-term maturity range of 2 to 10 years. We expect that, in most market periods, Tax-Free Intermediate will offer greater price stability than municipal bond funds with longer maturities, while earning somewhat lower yields.

---------------

* SEC yields reported are for the 30 days ended September 30, 2001. If no fees had been waived by the Adviser, the 30-day SEC yields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 4.00%, 3.35% and 2.71%, respectively.

  The Funds purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's or which are judged by their investment adviser to be of comparable quality. Moody's ratings of securities currently owned by the Funds are:

                               Maryland   Pennsylvania     Tax-Free
                               Tax-Free     Tax-Free     Intermediate
                               --------   ------------   ------------
Aaa                             57.64%       64.48%         54.46%
Aa                              26.33%       22.78%         28.88%
A                               12.72%          --           5.83%
Baa                              3.31%          --           4.01%
Short-term securities              --        12.74%          6.82%

  Some shareholders regularly add to their holdings by authorizing monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

                                                  Sincerely,

                                                  /s/ JOHN F. CURLEY, JR.
                                                  John F. Curley, Jr.
                                                  Chairman

October 18, 2001

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 2001 (Unaudited)
(Amounts in Thousands)

Maryland Tax-Free Income Trust

                                                   Rate    Maturity Date     Par        Value
-----------------------------------------------------------------------------------------------
Municipal Bonds -- 98.7%
Maryland -- 98.1%
 Annapolis (City of), Economic Development
   Revenue (St. John's College Facility)
     Series 1998                                  5.500%    10/1/18        $  1,000    $  1,006
     Series 1998                                  5.500%    10/1/23             870         860
 Anne Arundel County (Baltimore Gas & Electric
   Company Project), PCR Refunding                6.000%     4/1/24           4,500       4,680
 Anne Arundel County, Consolidated Water and
   Sewer, GO                                      5.000%     9/1/16           1,000       1,027
 Anne Arundel County, Maryland, GO                6.500%    5/15/06           1,000       1,139
 Baltimore County, Consolidated Public
   Improvement
     GO (Pre-refunded 7/1/02)                     6.125%     7/1/09           2,000       2,100(A)
     GO                                           4.750%     7/1/18           3,150       3,135
 Baltimore, Maryland, Consolidated Public
   Improvement, Series D Refunding (AMBAC
   insured)                                       6.000%    10/15/06          1,140       1,289
 Baltimore, Maryland, Revenue Refunding Waste
   Water Project
     Series A (FGIC insured)                      5.000%     7/1/22           1,550       1,580
     Series A (FGIC insured)                      5.500%     7/1/26           1,000       1,032
 Carroll County, Maryland, Consolidated Public
   Improvement, GO                                5.375%    11/1/25           1,000       1,025
 Community Development Administration, Maryland
   Department of Housing and Community Development
     Single Family Revenue, Second Series AMT     6.650%     4/1/04           1,000       1,023
     Residential Revenue, 1999 Series H AMT       6.000%     9/1/17           3,000       3,192
     Residential Revenue, 2001 Series H AMT       5.200%     9/1/22           2,000       1,980
     Residential Revenue, 2001 Series B AMT       5.375%     9/1/22             370         374
     Residential Revenue, 2000 Series H AMT       5.700%     9/1/22           2,000       2,038
     Multi-Family Insured Mortgage 1991, Series
       G                                          7.100%    5/15/23             150         153
     Residential Revenue, 1999 Series D AMT       5.375%     9/1/24           2,000       2,012
     Multi-Family Insured Mortgage 1995, Series
       B                                          5.800%    5/15/26           1,500       1,517
     Residential Revenue, 2001 Series H AMT       5.350%     9/1/32           1,000         989
 Frederick County, GO, Series 1990 (Pre-refunded
   8/1/03)                                        6.625%     8/1/20             250         274(A)
 Frederick County, Maryland, General Obligation,
   Public Facilities Refunding Bonds of 1998,
   Series A                                       5.000%     7/1/15           1,000       1,058
 Harford County, Maryland (Pre-refunded 3/1/06)   5.000%     3/1/12             315         344(A)

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                   Rate    Maturity Date     Par        Value
-----------------------------------------------------------------------------------------------
 Howard County, Maryland, Metropolitan District
   Refunding, GO
     Series B                                     6.000%    8/15/19        $  1,500    $  1,502
     Series 1998 A                                4.750%    2/15/27           3,385       3,268
 Howard County, Maryland, Public Improvement GO,
   Series B Refunding                             0.000%    8/15/07           1,000         801(B)
 Maryland Economic Development Corporation,
   Utility Infrastructure Revenue Bonds
   (University of Maryland, College Park
   Project), Series 2001                          5.375%     7/1/16           1,000       1,059
 Maryland Health and Higher Educational
   Facilities Authority
     College of Notre Dame (MBIA insured)         5.300%    10/1/18             925         992
     College of Notre Dame (MBIA insured)         4.650%    10/1/23           1,400       1,325
 Maryland Health and Higher Educational
   Facilities Authority, Francis Scott Key
   Medical Center
     Refunding (FGIC insured)                     5.000%     7/1/23           2,000       1,989
     Refunding                                    5.625%     7/1/25             995       1,007
 Maryland Health and Higher Educational
   Facilities Authority, Howard County General
   Hospital Refunding                             5.500%     7/1/21           2,825       2,954
 Maryland Health and Higher Educational
   Facilities Authority, Johns Hopkins Hospital
     Series 2001                                  5.000%    5/15/12           1,500       1,575
     Series 1990                                  0.000%     7/1/19           4,000       1,566(B)
 Maryland Health and Higher Educational
   Facilities Authority, Johns Hopkins Medicine,
   Series 1998 Refunding                          5.000%     7/1/29           2,000       1,985
 Maryland Health and Higher Educational
   Facilities Authority, Johns Hopkins
   University
     Refunding                                    6.000%     7/1/08           1,000       1,140
     Refunding                                    6.000%     7/1/10             500         577
     Series 1997 Refunding                        5.625%     7/1/17           1,000       1,062
 Maryland Health and Higher Educational
   Facilities Authority, Kennedy Krieger Issue,
   Series 1997                                    5.125%     7/1/22           2,000       1,901
 Maryland Health and Higher Educational
   Facilities Authority, Loyola College Issue,
   Series 1999                                    5.000%    10/1/39           1,000         969
 Maryland Health and Higher Educational
   Facilities Authority, Maryland Institute
   College of Art Issue, Series 1998              5.000%     6/1/29           2,000       1,985
 Maryland Health and Higher Educational
   Facilities Authority, Medlantic/Helix Issue
   Revenue Bonds, Series B                        5.250%    8/15/38           2,900       2,781
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bond, Helix
   Health Issue                                   5.125%     7/1/11           2,000       2,168

                                                   Rate    Maturity Date     Par        Value
-----------------------------------------------------------------------------------------------
 Maryland Health and Higher Educational
   Facilities Authority, University of Maryland
   Medical System
     Series 1993 Refunding (FGIC insured)         5.375%     7/1/13        $  2,000    $  2,074
     Series 2000                                  6.750%     7/1/30           1,250       1,357
 Maryland Industrial Development Financing
   Authority, Refunding Revenue Bonds (American
   Center for Physics Headquarters Facility),
   Series 2001 Refunding                          5.250%    12/15/15            320         338
 Maryland Transportation Authority, Series 1985
   Refunding                                      5.750%     7/1/15           5,250       5,355
 Maryland Water Quality Financing
   Administration, Revolving Loan Fund Revenue,
   Series 1993 A
   (Pre-refunded 9/1/03)                          5.400%     9/1/12           1,500       1,586(A)
 Mayor and City Council of Baltimore, Capital
   Appreciation, GO
     Series 1993 A (Pre-refunded 10/15/05)        0.000%    10/15/11          1,060         647(A,B)
     Series A (Unrefunded Balance) (FGIC
       insured)                                   0.000%    10/15/11            940         566(B)
 Mayor and City Council of Baltimore, Parking Revenue,
   Series A (Pre-refunded 7/1/02) (FGIC insured)  6.250%     7/1/21             500         525(A)
 Mayor and City Council of Baltimore, Port
   Facilities Revenue (Consolidated Coal Sales
   Co. Project)
     Series A                                     6.500%    10/1/11           5,000       5,248
     Series B                                     6.500%    10/1/11           1,000       1,049
 Mayor and City Council of Baltimore, Refunding   5.000%     7/1/24           5,600       5,699
 Montgomery County, Maryland, GO, Consolidated
   Public Improvement
     Refunding Bonds of 1992, Series A            5.800%     7/1/07           4,000       4,480
     Refunding Bonds of 1992, Series A            0.000%     7/1/10           3,000       2,072(B)
     Bonds of 1999, Series A                      5.000%     5/1/18           3,000       3,053
 Montgomery County, Maryland, HOC Single Family,
   Series A                                       6.800%     7/1/17             665         677
 Montgomery County, Maryland (Potomac Electric
   Project), 1994 Series PCR Refunding            5.375%    2/15/24           1,000       1,010
 Montgomery County, Parking Revenue (Silver
   Spring Parking Lot), 1992 Series A Refunding
   (FGIC insured)                                 6.250%     6/1/07           2,000       2,092
 Northeast Maryland Waste Disposal Authority
   Solid Waste Revenue, Montgomery County
   Resource Recovery Project
     Series 1993 A AMT                            6.000%     7/1/07           1,000       1,106
     Series 1993 A AMT                            6.300%     7/1/16           3,000       3,126

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                   Rate    Maturity Date     Par        Value
-----------------------------------------------------------------------------------------------
 Prince George's County, Maryland, GO,
   Consolidated Public Improvement
     Series 1991 Refunding                        6.700%     7/1/04        $    585    $    599
     Series 1991 Refunding                        6.750%     7/1/11             585         599
     Series 1999                                  5.500%    10/1/13           4,500       4,907
 Prince George's County (Potomac Electric
   Project), 1993 Series PCR Refunding            6.375%    1/15/23           2,250       2,338
 Prince George's County, Solid Waste Management
   System Revenue, Series 1993 Refunding          5.250%    6/15/13           1,000       1,015
 State of Maryland, GO, State and Local
   Facilities
   Loan of 1990, Third Series                     6.700%    7/15/02             500         502
   Loan of 1994, Second Series                    5.400%     6/1/07           2,000       2,116
   Loan of 2000, First Series                     5.500%     8/1/10           2,000       2,240
   Loan of 2001, First Series                     5.500%     3/1/13           5,000       5,570
   Loan of 2001, First Series                     5.500%     3/1/15           5,000       5,548
 The Maryland-National Capital Park and Planning
   Commission, Park Acquisition and Development
   Bonds, Prince George's County
     Series L-2 (Pre-refunded 7/1/02)             6.000%     7/1/05             500         525(A)
     Series T-2                                   5.125%     5/1/21           1,310       1,334
 University of Maryland System, Auxiliary
   Facility and Tuition Revenue
     1992 Series B (Pre-refunded 10/1/02)         6.375%     4/1/09           1,000       1,061(A)
     1997 Series A                                5.125%     4/1/17           2,000       2,061
     1999 Series A                                4.500%    10/1/19           1,000         960
 Washington County, Maryland (Water and Sewer
   Project), GO Refunding (FGIC insured)          0.000%     1/1/17             385         178(B)
 Washington Suburban Sanitary District
   Series 1992 (Pre-refunded 6/1/02)              6.100%     6/1/07           1,000       1,047(A)
   Series 1994                                    5.500%     6/1/13           1,000       1,050
   Refunding                                      5.250%     6/1/15           1,000       1,026
   Refunding                                      5.250%     6/1/16           1,000       1,076
   Refunding                                      5.750%     6/1/17           2,000       2,255
   Refunding                                      6.000%     6/1/18           2,705       3,122
   Refunding                                      6.000%     6/1/19           3,665       4,228
                                                                                       --------
                                                                                        153,850
                                                                                       --------

                                                   Rate    Maturity Date     Par        Value
-----------------------------------------------------------------------------------------------
Puerto Rico -- 0.6%
 Puerto Rico Commonwealth Highway and Transit
   Authority, Subordinated Transportation
   Revenue Bonds (Series 1998) (Puerto Rico
   State Infrastructure Bank)                     5.000%     7/1/28        $  1,000    $    997
                                                                                       --------
Total Municipal Bonds (Identified
 Cost -- $145,921)                                                                      154,847
-----------------------------------------------------------------------------------------------
Total Investments -- 98.7% (Identified Cost -- $145,921)                                154,847
Other Assets Less Liabilities -- 1.3%                                                     2,062
                                                                                       --------

NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
 9,655 shares outstanding                                                  $148,694
Under/(over) distributed net investment income                                   29
Accumulated net realized gain/(loss) on investments                            (740)
Unrealized appreciation/(depreciation) of investments                         8,926
                                                                           --------

NET ASSETS -- 100.0%                                                                   $156,909
                                                                                       ========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:                                          $16.25(C)
                                                                                       ========
-----------------------------------------------------------------------------------------------

(A)Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advanced refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B)Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C)Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $16.71.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 2001 (Unaudited)
(Amounts in Thousands)

Pennsylvania Tax-Free Income Trust

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Municipal Bonds -- 87.4%
Pennsylvania -- 87.4%
 Allegheny County, Pennsylvania, Airport
   Revenue Bonds, Series 1992-B AMT (FSA
   insured)                                     6.625%     1/1/22          $1,000        $ 1,030
 Allegheny County, Pennsylvania, Baldwin-
   Whitehall School District, GO Bonds, Series
   1992-A (Pre-refunded 8/15/02) (FGIC
   insured)                                     6.600%    8/15/10           1,000          1,039(A)
 Allegheny County, Pennsylvania, Higher
   Education Building Authority (Duquesne
   University Project), Revenue Refunding
   Bonds, Series 1998                           5.125%     3/1/13           1,000          1,069
 Allegheny County, Pennsylvania, Hospital
   Development Authority (Children's Hospital
   of Pittsburgh), Refunding Bonds, Series
   1991 (MBIA insured)                          6.875%     7/1/14           1,000          1,013
 Allegheny County, Pennsylvania, Hospital
   Development Authority (Upper Pennsylvania
   Medical Center Health System), Health
   Center Revenue Bonds, Series 1997 B (MBIA
   insured)                                     6.000%     7/1/24           1,000          1,123
 Allegheny County, Pennsylvania, Hospital
   Development, Health Care UPMC Health,
   Series B                                     6.000%     7/1/26           1,000          1,127
 Allegheny County, Pennsylvania, Sanitary
   Authority Sewer Revenue Bonds
     Series 2000                                5.375%    12/1/17           1,000          1,052
     Series 2000                                5.500%    12/1/30           1,000          1,038
 Athens, Pennsylvania, Area School District,
   General Obligation Bonds                     5.500%    4/15/16           1,000          1,067
 Central Dauphin School District, Dauphin
   County, Pennsylvania, GO Bonds, Series
   1998-AA (MBIA insured)                       4.500%    12/1/18           2,250          2,126
 Chester County, Pennsylvania, GO Bonds,
   Series 1998                                  5.000%    6/15/15           1,000          1,023
 City of Philadelphia, Pennsylvania, Gas Works
   Revenue Bonds, Twelfth Series B (MBIA
   insured)                                     7.000%    5/15/20             500            619
 City of Philadelphia, Pennsylvania, GO Bonds
   (FSA insured)
     Series 2001                                5.250%    9/15/15           1,000          1,048
     Series 2001                                5.250%    9/15/25           2,000          2,018

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
 City of Philadelphia, Pennsylvania, Water and
   Wastewater Revenue Bonds, Series 1995        6.250%     8/1/11          $2,000        $ 2,336
 City of Pittsburgh, GO (AMBAC insured)         5.250%     9/1/18           2,000          2,037
 Commonwealth of Pennsylvania, GO Bonds,
   Second Series of 1991-A (Pre-refunded
   11/1/01)                                     6.500%    11/1/09           1,000          1,019(A)
 Commonwealth of Pennsylvania, GO, First
   Series                                       6.125%    9/15/03           1,000          1,032
 County of Delaware, Pennsylvania, GO Bonds
   Series 1999                                  5.125%    10/1/16           1,000          1,025
   Series 1992 (Pre-refunded 11/15/02)          6.000%    11/15/22          1,000          1,041(A)
   Series 1992 (Unrefunded Balance)             6.000%    11/15/22            220            223
 County of Westmoreland, Pennsylvania, GO
   Bonds
   Series 1992 (AMBAC insured)                  0.000%     8/1/13           2,000          1,162(B)
   Series 1992 (AMBAC insured)                  0.000%     8/1/14           2,475          1,353(B)
 Deer Lakes School District, Allegheny County,
   Pennsylvania, GO Bonds, Series 1995 (MBIA
   insured)                                     6.450%    1/15/19           1,750          1,879
 Erie County, Pennsylvania, Sewer Authority,
   Sewer Revenue Bonds, Series 1997 (Pre-
   refunded 6/1/07) (AMBAC insured)             5.625%     6/1/17           2,000          2,218(A)
 Harrisburg, Pennsylvania, Parking Authority,
   Revenue Refunding Bonds, Series 2001
     Guaranteed Refunding Series J              5.000%     9/1/17           1,000          1,011
     Guaranteed Refunding Series J              5.125%     9/1/20           3,000          3,013
 Hazelton Area School District (Luzerne,
   Carbon and Schuylkill Counties),
   Pennsylvania, GO Bonds, Series 1995 B        0.000%     3/1/18           1,000            428(B)
 Healthcare Facilities of Sayre, Pennsylvania
   (Guthrie Healthcare System), Revenue Bonds,
   Series 1991-A (AMBAC insured)                7.200%    12/1/20             500            519
 Lower Bucks County, Pennsylvania, Joint
   Municipal Authority, Water and Sewer
   Revenue Bonds, Series 1998                   5.000%    11/15/17          1,000          1,006
 Montgomery County, Pennsylvania, Higher
   Education and Health Authority (Saint
   Joseph's University), Revenue Bonds, Series
   1992 Refunding (Connie Lee insured)          6.250%    12/15/04            500            530
 Montgomery County, Pennsylvania, Township
   Municipal Sewer Authority, Guaranteed Sewer
   Revenue Bonds, Series 1991-A (MBIA insured)  6.700%    5/15/21             250            251

Legg Mason Tax-Free Income Fund

Pennsylvania Tax-Free Income Trust -- Continued

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
 Montgomery County, Pennsylvania, Upper
   Gwynedd-Towamencin Guaranteed Sewer
   Revenue, Series 1991-A (MBIA insured)        6.750%    10/15/06         $  250        $   251
 Northampton County, Pennsylvania, Higher
   Education Authority (Lehigh University),
   University Revenue Bonds, Series 1996-B      5.250%    11/15/21          2,500          2,518
 Pennsylvania Convention Center Authority,
   Revenue Bonds, Series 1989-A (FGIC insured)  6.000%     9/1/19           1,000          1,138
 Pennsylvania Higher Education Assistance
   Agency, Student Loan Revenue Bonds AMT,
   Series 1991-C (AMBAC insured)                7.150%     9/1/21           1,000          1,035
 Pennsylvania Higher Education Facilities
   Authority (Bryn Mawr College), Revenue
   Bonds, Series 1999                           5.125%    12/1/29           2,000          1,992
 Pennsylvania Higher Educational Facilities
   Authority, The Trustees of the University
   of Pennsylvania
     Series 1998                                4.500%    7/15/16           1,750          1,686
     Series 1998                                4.625%    7/15/30           2,000          1,805
 Pennsylvania Housing Finance Agency, Rental
   Housing Revenue Bonds
     Series 1993-C (Fannie Mae insured)         5.800%     7/1/22           1,000          1,019
     Series 1991-32 (Fannie Mae insured)        6.500%     7/1/23             750            772
 Pennsylvania Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
     Series 1991-32                             7.150%     4/1/15             435            444
     Series 1991-33                             6.900%     4/1/17             215            222
 Pennsylvania Housing Finance Agency, Single
   Family Mortgage, Series 72 A, AMT            5.250%     4/1/21           1,000            993
 Pennsylvania Intergovernmental Cooperation
   Authority, Special Tax Revenue Bond (City
   of Philadelphia)
     Series 1993 (Pre-refunded 6/15/03) (MBIA
       insured)                                 5.600%    6/15/15           1,000          1,054(A)
     Series 1993 (Pre-refunded 6/15/03) (MBIA
       insured)                                 5.600%    6/15/16           2,000          2,107(A)
     Series 1999                                4.750%    6/15/23           1,550          1,460
 Pennsylvania State Turnpike Commission,
   Turnpike Revenue Refunding Bonds
     Series T of 2001                           5.375%    7/15/19           1,000          1,039
     Series T of 2001                           5.500%    7/15/32           1,000          1,040
 Pennsylvania State University Bonds
   Refunding Series 2001                        5.250%     3/1/11           1,000          1,078
   Refunding Series 1993 A                      5.100%     3/1/18           1,500          1,503

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
 Pennsylvania Turnpike Commission Revenue
   Bonds, Series 1991-N                         5.500%    12/1/17          $1,000        $ 1,001
 Pennsylvania Turnpike Commission, Oil
   Franchise Tax Senior Revenue Bonds,
     Series 1998-A                              5.000%    12/1/23           1,000            981
     Subordinated Revenue Bonds, Series 1998-B  5.250%    12/1/16           2,000          2,077
 Port Authority of Allegheny County,
   Pennsylvania, Special Revenue
   Transportation Bonds
     Series 1999                                6.375%     3/1/14           1,000          1,168
     Series 2001                                5.500%     3/1/17             250            265
     Refunding Series of 2001 (FGIC Insured)    5.250%     3/1/20           2,000          2,035
 Schuylkill County, Pennsylvania, IDA (Charity
   Obligation Group) Revenue Bonds, Series
   1999-A                                       5.000%    11/1/28             500            472
 Somerset County, Pennsylvania, General
   Authority, Commonwealth Lease Revenue
   Bonds, Series 1991
   (Pre-refunded 10/15/01) (FGIC insured)       7.000%    10/15/13            500            501(A)
 Swarthmore Borough Authority, Swarthmore
   College Revenue Bonds, Series 1992
     Pre-refunded 9/15/02                       6.000%    9/15/12             180            190(A)
     Unrefunded Balance                         6.000%    9/15/12             820            863
     Pre-refunded 9/15/02                       6.000%    9/15/20             370            391(A)
     Unrefunded Balance                         6.000%    9/15/20           1,630          1,700
 The Hospitals and Higher Education Facilities
   Authority of Pennsylvania (Children's
   Hospital), Revenue Refunding Bonds, Series
   1993-A                                       5.000%    2/15/21           1,000            951
 The Pennsylvania IDA Economic Development
   Revenue Bonds, Series 1994-A (AMBAC
   insured)                                     5.500%     1/1/14           1,525          1,580
 The Philadelphia, Pennsylvania, Municipal
   Authority Justice Lease Revenue Bonds,
   Series 1991-B
     Pre-refunded 11/15/01 (FGIC insured)       7.000%    11/15/04            500            513(A)
     Pre-refunded 11/15/01 (FGIC insured)       7.100%    11/15/05            500            513(A)
 The School District of Philadelphia,
   Pennsylvania, GO Bonds, Series 2000-A        5.750%     2/1/13             500            554
 The School District of the Township of Upper
   St. Clair, Allegheny County, Pennsylvania,
   GO Bonds, Series of 1997                     5.200%    7/15/27           1,150          1,153

Legg Mason Tax-Free Income Fund

Pennsylvania Tax-Free Income Trust -- Continued

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
 University of Pittsburgh, Pennsylvania,
   System of Higher Education, University
   Capital Project Bond,
     Series 1992-A (Pre-refunded 6/1/02)
       (MBIA insured)                           6.125%     6/1/21          $  650        $   680(A)
     Series 1992-A (Unrefunded Balance) (MBIA
       insured)                                 6.125%     6/1/21             350            364
     Series 1997-A (FGIC insured)               5.125%     6/1/22           1,000            999
 Washington County Hospital Authority,
   Hospital Refunding Revenue Bonds (Shadyside
   Hospital Project), Series 1992
   (Pre-refunded 12/15/02) (AMBAC insured)      6.000%    12/15/18          1,000          1,063(A)
                                                                                         -------
 Total Municipal Bonds (Identified Cost -- $77,338)                                       81,645
------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations -- 13.9%
Pennsylvania -- 13.9%
 Geisinger Authority (Montour County,
   Pennsylvania) Health System Revenue
   Refunding Bonds, Series 2000 VRDN            2.700%    10/1/01           2,500          2,500(C)
 Pennsylvania Higher Educational Facilities
   Authority, Revenue Refunding Bonds
     Series 1995 A VRDN                         2.700%    10/1/01           2,300          2,300(C)
     Series 1995 D VRDN                         2.700%    10/1/01           6,000          6,000(C)
 The Hospitals and Higher Education Facilities
   Authority of Philadelphia, Pennsylvania
   (Children's Hospital Project) Revenue
   Bonds, Series 1996-A VRDN                    2.700%    10/1/01           2,200          2,200(C)
                                                                                         -------
Total Variable Rate Demand Obligations (Identified Cost -- $13,000)                       13,000
------------------------------------------------------------------------------------------------
Total Investments -- 101.3% (Identified Cost -- $90,338)                                  94,645
Other Assets Less Liabilities -- (1.3)%                                                   (1,174)
                                                                                         -------

NET ASSETS -- 100.0%                                                                     $93,471
                                                                                         =======


------------------------------------------------------------------------------------------------
NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
 5,719 shares outstanding                                                                $90,326
Under/(over) distributed net investment income                                               (47)
Accumulated net realized gain/(loss) on investments                                       (1,115)
Unrealized appreciation/(depreciation) of investments                                      4,307
                                                                                         -------

NET ASSETS                                                                               $93,471
                                                                                         =======
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE:                                                                                   $16.34(D)
                                                                                         =======
------------------------------------------------------------------------------------------------

(A)Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advanced refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B)Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C)The rate shown is the rate as of September 30, 2001, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

(D)Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $16.80.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 2001 (Unaudited)
(Amounts in Thousands)

Tax-Free Intermediate-Term Income Trust

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Municipal Bonds -- 91.5%

Arizona -- 3.7%
 City of Scottsdale, Arizona, Street and
   Highway User Revenue Refunding Bonds,
   Series 1993                                  5.000%     7/1/02          $1,000        $ 1,021
 Salt River Project Agricultural Improvement
   and Power District, Electric System
   Refunding Revenue, 1993 Series A             5.300%     1/1/03           1,000          1,036
                                                                                         -------
                                                                                           2,057
                                                                                         -------
District of Columbia -- 1.9%
 District of Columbia Multimodal Revenue
   Bonds, MedStar Health, Inc. (Georgetown
   University Hospital and Washington Hospital
   Centers Projects)                            6.875%    8/15/31           1,000          1,069
                                                                                         -------
Florida -- 5.9%
 Northwest Florida Water Management District,
   Land Acquisition Revenue Refunding Bonds,
   Series 1992 (FGIC insured)                   5.500%     4/1/02           1,000          1,017
 Seminole County, Florida, Water and Sewer
   Revenue Refunding and Improvement Bonds,
   Series 1992 (MBIA insured)                   6.000%    10/1/12           1,000          1,156
 State Board of Education Capital Outlay
   Bonds, Series 1996 A                         5.600%     1/1/08           1,000          1,064
                                                                                         -------
                                                                                           3,237
                                                                                         -------
Georgia -- 2.1%
 State of Georgia, GO Bonds, Series 1997 C      6.250%     8/1/10           1,000          1,171
                                                                                         -------
Kentucky -- 1.9%
 Turnpike Authority of Kentucky, Economic
   Development Road Revenue and Revenue
   Refunding (Revitalization Projects), Series
   1993 (AMBAC insured)                         5.300%     7/1/04           1,000          1,066
                                                                                         -------
Louisiana -- 4.0%
 City of New Orleans, Audubon Park Commission
   Aquarium Bonds, Series 1993 (FGIC insured)   6.000%    10/1/08           1,000          1,079
 City of New Orleans, Louisiana, GO Refunding   5.500%    12/1/10           1,000          1,105
                                                                                         -------
                                                                                           2,184
                                                                                         -------

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Maine -- 1.9%
 Maine Municipal Bond Bank, GO Refunding, 1993
   Series A                                     5.200%    11/1/05          $1,000        $ 1,054
                                                                                         -------
Maryland -- 14.8%
 Frederick County, Maryland, General
   Obligation, Public Facilities Bonds of 2000  5.000%    12/1/15           1,000          1,048
 Maryland Health and Higher Educational
   Facilities Authority, Johns Hopkins
   Hospital, Series 2001                        5.000%    5/15/11           1,000          1,058
 Maryland Health and Higher Educational
   Facilities Authority, Refunding Revenue
   Bonds, Kennedy Kreiger Issue
     Series 1997                                5.200%     7/1/09             400            418
     Series 1997                                5.250%     7/1/10             400            416
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds,
   University of Maryland Medical System
   Issue, Series 2000                           6.125%     7/1/07             250            271
 Maryland Transportation Authority,
   Transportation Facilities Projects (City of
   Baltimore, Maryland), Revenue Bonds, Series
   1992                                         5.700%     7/1/05           1,000          1,096
 Mayor and City Council of Baltimore, GO
   Consolidated Public Improvement Refunding
   1995, Series A (FGIC insured)                0.000%    10/15/06            750            614(B)
 Northeast Maryland Waste Disposal Authority,
   Solid Waste Revenue, Montgomery County
   Resource Recovery Project, Series 1993 A
   AMT                                          5.600%     7/1/02           1,000          1,022
 State of Maryland, GO, State and Local
   Facilities, Loan of 2000, First Series       5.500%     8/1/10           2,000          2,240
                                                                                         -------
                                                                                           8,183
                                                                                         -------
Massachusetts -- 2.1%
 The Commonwealth of Massachusetts, GO,
   Refunding Bonds, 1997 Series A               5.750%     8/1/10           1,000          1,132
                                                                                         -------

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Michigan -- 4.2%
 Williamston Community School District, County
   of Ingham, School Building and Site Bonds,
   GO, Series 1996                              6.250%     5/1/09          $2,000        $ 2,298
                                                                                         -------
Nebraska -- 1.9%
 Nebraska Public Power District, Nuclear
   Facility Revenue Bonds, 1992 Series          5.700%     1/1/04           1,000          1,041
                                                                                         -------
Pennsylvania -- 5.7%
 City of Philadelphia, Pennsylvania, Water and
   Wastewater Revenue Bonds, Series 1993
   (AMBAC insured)                              5.625%    6/15/08           1,000          1,105
 Redevelopment Authority of the City of
   Philadelphia, Multifamily Housing Revenue
   Bonds (Schuykill Apartments Project),
   Series 2000                                  5.100%    12/1/03           1,000          1,011
 The Pennsylvania State University Bonds,
   Series A 1997                                5.000%    8/15/16           1,000          1,014
                                                                                         -------
                                                                                           3,130
                                                                                         -------
South Carolina -- 3.7%
 Berkeley County, South Carolina, Water and
   Sewer Revenue Bonds, Series 1991 (MBIA
   insured)                                     6.500%     6/1/06           1,000          1,023
 South Carolina Public Service Authority
   Revenue, Series B Refunding                  6.700%     7/1/02           1,000          1,023
                                                                                         -------
                                                                                           2,046
                                                                                         -------
Texas -- 19.9%
 City of Austin, Texas, Combined Utility
   Systems Revenue Refunding, Series 1992 A
   (MBIA insured)                               6.000%    11/15/04          1,000          1,057
 City of Houston, Texas, Water and Sewer
   System Junior Lien Revenue Refunding
     Series 1992 C (MBIA insured)               5.400%    12/1/01           1,000          1,005
     Series 1995 C                              5.625%     4/1/10           1,000          1,087
 Dallas, Texas, Area Rapid Transit Senior Lien  5.375%    12/1/17           1,000          1,039
 Harris County, Texas, Permanent Improvement
   Refunding Bonds, Series 1996                 0.000%    10/1/17           1,000            439(B)
 Manor, Texas, Independent School District
   Refunding Bonds, Series 1997                 5.000%     8/1/17           1,000          1,001

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Texas -- Continued
 State of Texas, Water Development Bonds, GO
   Bond, Series 1997 E                          5.000%     8/1/20          $1,000        $   987
 Tarrant County, Texas, Health Facilities
   Development Corporation, Harris Methodist
   Health System, Revenue Bonds
     Series 1987 A (FGIC insured)               5.000%     9/1/15             250            263
     Series 1997 B (FGIC insured)               5.000%     9/1/15             855            901
 Texas Public Finance Authority, State of
   Texas, GO Refunding Bonds (Superconducting
   Super Collider Project), Series 1992 C
   (FGIC insured)                               0.000%     4/1/02           1,000            988(B)
 Texas Public Finance Authority, State of
   Texas, GO Refunding, Series 1998 B           5.125%    10/1/15           1,000          1,030
 United Independent School District (Webb
   County, Texas), Unlimited Tax School
   Building Bonds, Series 1995 (PSFG insured)   7.100%    8/15/06           1,000          1,164
                                                                                         -------
                                                                                          10,961
                                                                                         -------
Virginia -- 11.3%
 Commonwealth of Virginia, Transportation
   Board, Transportation Contract Revenue
   Refunding, Series 1992 (Route 28 Project)    6.000%     4/1/06           1,000          1,038
 Henrico County, Virginia, GO, Public
   Improvement Refunding Bonds, Series 1993     5.250%    1/15/09           1,100          1,140
 Metropolitan Washington Airports Authority,
   Airport System Revenue Refunding Bonds,
   Series 1999 A (FGIC insured)                 5.250%    10/1/12           1,000          1,040
 Virginia Public Building Authority, State
   Building Refunding Bonds, Series 1992 B      5.625%     8/1/02           1,000          1,029
 Virginia Resources Authority, Clean Water
   State Revolving Fund Revenue Bonds, Series
   1999                                         5.750%    10/1/13           1,000          1,114
 Virginia State Housing Development Authority,
   Series 2001 D, Subseries D 3                 5.000%     1/1/15             870            878
                                                                                         -------
                                                                                           6,239
                                                                                         -------

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Washington -- 6.5%
 King County, Washington, Sewer Revenue,
   Second Series 1999 (FGIC insured)            6.000%     1/1/10          $1,115        $ 1,253
 State of Washington, Various Purpose GO
   Bonds, Series B                              6.000%     1/1/11           1,000          1,127
 Washington State Motor Vehicle Fuel Tax
   Revenue, Series 1997 D                       6.500%     1/1/07           1,045          1,186
                                                                                         -------
                                                                                           3,566
                                                                                         -------
Total Municipal Bonds (Identified
 Cost -- $47,774)                                                                         50,434
------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations -- 6.7%

Florida -- 1.1%
 Saint Lucie County, Florida, PCR Refunding
   Bonds (Florida Power and Light Company
   Project), Series 2000 VRDN                   2.750%    10/1/01             600            600(A)
                                                                                         -------
Pennsylvania -- 5.6%
 The Hospitals and Higher Education Facilities
   Authority of Philadelphia, Hospital Revenue
   Bonds (The Children's Hospital of
   Philadelphia Project), Series B of 1992
   VRDN                                         2.700%    10/1/01           3,100          3,100(A)
                                                                                         -------
Total Variable Rate Demand Obligations
  (Identified Cost -- $3,700)                                                              3,700
------------------------------------------------------------------------------------------------
Total Investments -- 98.2% (Identified Cost -- $51,474)                                   54,134
Other Assets Less Liabilities -- 1.8%                                                      1,009
                                                                                         -------

NET ASSETS -- 100.0%                                                                     $55,143
                                                                                         =======

------------------------------------------------------------------------------------------------
NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
 3,492 shares outstanding                                                                $53,036
Under/(over) distributed net investment income                                               (20)
Accumulated net realized gain/(loss) on investments                                         (533)
Unrealized appreciation/(depreciation) of investments                                      2,660
                                                                                         -------

NET ASSETS                                                                               $55,143
                                                                                         =======
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE:                                                                                   $15.79(C)
                                                                                         =======
------------------------------------------------------------------------------------------------

(A)The rate shown is the rate as of September 30, 2001, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

(B)Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C)Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $16.11.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Sector Diversification
Legg Mason Tax-Free Income Fund
September 30, 2001 (Unaudited)
(Amounts in Thousands)

                                        Maryland               Pennsylvania              Tax-Free
                                        Tax-Free                 Tax-Free           Intermediate-Term
                                      Income Trust             Income Trust            Income Trust
                                  ---------------------    --------------------    --------------------
                                     % of       Market        % of      Market        % of      Market
                                  Net Assets    Value      Net Assets    Value     Net Assets    Value
-------------------------------------------------------------------------------------------------------
Education Revenue                     9.1%     $ 14,334       17.7%     $16,536        3.8%     $ 2,072
Escrowed                              3.3         5,122        6.6        6,150        2.1        1,164
General Obligation - Local           20.4        32,032        7.9        7,373       11.8        6,517
General Obligation - School            --            --        5.2        4,900        8.1        4,463
General Obligation - State           10.2        15,976        1.1        1,032       23.7       13,043
Health Care and Hospital Revenue     10.4        16,235        5.6        5,205        2.0        1,105
Housing Revenue                       8.9        13,956        3.7        3,451        3.4        1,888
Lease Revenue                          --            --         --           --        1.9        1,029
Other                                  --            --        5.9        5,484         --           --
Parking Revenue                       1.3         2,092         --           --         --           --
Port Facilities Revenue               4.0         6,297         --           --         --           --
Pre-Refunded Bonds                    5.2         8,108       13.2       12,330         --           --
Small Business Administration
 Revenue                               --            --        1.7        1,580         --           --
Solid Waste Revenue                   3.3         5,248         --           --        1.9        1,022
Student Loan Revenue                   --            --        1.1        1,035         --           --
Transportation Revenue                4.1         6,352       11.4       10,635       11.4        6,299
Utility                               5.1         8,027         --           --        7.5        4,157
Water and Sewer Revenue              13.4        21,068        6.3        5,934       13.9        7,675
Short-Term Investments                 --            --       13.9       13,000        6.7        3,700
Other Assets Less Liabilities         1.3         2,062       (1.3)      (1,174)       1.8        1,009
                                    -----      --------      -----      -------      -----      -------
                                    100.0%     $156,909      100.0%     $93,471      100.0%     $55,143
                                    =====      ========      =====      =======      =====      =======

              ---------------------------------------------------

Guide to Investment Abbreviations
Legg Mason Tax-Free Income Fund

AMBAC            AMBAC Indemnity Corporation
AMT              Alternative Minimum Tax
Connie Lee       Connie Lee Insurance Company
FGIC             Financial Guaranty Insurance Company
FSA              Financial Security Assurance
GO               General Obligation
HOC              Housing Opportunities Commission
IDA              Industrial Development Authority
MBIA             Municipal Bond Insurance Association
PCR              Pollution Control Revenue
PSFG             Permanent School Fund Guaranty

Statements of Operations
Legg Mason Tax-Free Income Fund
(Amounts in Thousands) (Unaudited)

                                                             Six Months Ended 9/30/01
                                                  -----------------------------------------------
                                                    Maryland     Pennsylvania       Tax-Free
                                                    Tax-Free       Tax-Free     Intermediate-Term
                                                  Income Trust   Income Trust     Income Trust
-------------------------------------------------------------------------------------------------
Investment Income:
Interest                                             $4,269         $2,027           $1,274
                                                     ------         ------           ------

Expenses:
Investment advisory fee                                 424            208              141
Distribution and service fees                           193             94               62
Audit and legal fees                                     17             23               21
Custodian fee                                            45             37               31
Registration fees                                         6              8                9
Reports to shareholders                                   9              5                3
Transfer agent and shareholder servicing expense         18              9                8
Trustees' fees                                            4              4                4
Other expenses                                            2              1                3
                                                     ------         ------           ------
                                                        718            389              282
     Less: Fees waived                                 (177)          (125)            (103)
          Compensating balance credits                   (1)            --               --
                                                     ------         ------           ------
     Total expenses, net of waivers and
       compensating balance credits                     540            264              179
                                                     ------         ------           ------
NET INVESTMENT INCOME                                 3,729          1,763            1,095
                                                     ------         ------           ------

Net Realized and Unrealized Gain/(Loss) on
 Investments:
Realized gain/(loss) on investments                     130             (3)               9
Change in unrealized appreciation/(depreciation)
 of investments                                         788            214              433
                                                     ------         ------           ------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS                                            918            211              442
-------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS       $4,647         $1,974           $1,537
-------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)



                                             Maryland                    Pennsylvania
                                             Tax-Free                      Tax-Free

                                    ---------------------------------------------------------
                                           Income Trust                  Income Trust
                                    Six Months        Year        Six Months       Year
                                      Ended          Ended          Ended          Ended
                                     9/30/01        3/31/01        9/30/01        3/31/01

---------------------------------------------------------------------------------------------
                                    (Unaudited)                   (Unaudited)
Change in Net Assets:
Net investment income                 $  3,729       $  7,154       $ 1,763        $ 3,455

Net realized gain/(loss) on
 investments                               130             68            (3)          (324)

Change in unrealized appreciation/
 (depreciation) of investments             788          6,730           214          3,394
---------------------------------------------------------------------------------------------
Change in net assets resulting
 from operations                         4,647         13,952         1,974          6,525

Distributions to shareholders:
 From net investment income:
   Primary Class                        (3,700)        (7,154)       (1,810)        (3,452)
   Institutional Class                     N/A            N/A           N/A             (3)

Change in net assets from Fund
 share transactions:
   Primary Class                         2,733          4,478        23,248         (2,200)
   Institutional Class                     N/A            N/A           N/A            (72)
---------------------------------------------------------------------------------------------
Change in net assets                     3,680         11,276        23,412            798

Net Assets:
Beginning of period                    153,229        141,953        70,059         69,261
---------------------------------------------------------------------------------------------
End of period                         $156,909       $153,229       $93,471        $70,059
---------------------------------------------------------------------------------------------
Undistributed net investment
 income/(loss)                        $     29       $     --       $   (47)       $    --
---------------------------------------------------------------------------------------------

N/A - Not applicable.

See notes to financial statements.


                                                                       Tax-Free
                                                                   Intermediate-Term
                                                              ---------------------------
                                                                     Income Trust
                                                              Six Months       Year
                                                                Ended          Ended
                                                               9/30/01        3/31/01

-----------------------------------------------------------------------------------------
                                                              (Unaudited)
Change in Net Assets:
Net investment income                                           $ 1,095        $ 2,351

Net realized gain/(loss) on
 investments                                                          9             53

Change in unrealized appreciation/
 (depreciation) of investments                                      433          1,868
-----------------------------------------------------------------------------------------
Change in net assets resulting from
 operations                                                       1,537          4,272

Distributions to shareholders:
 From net investment income:
   Primary Class                                                 (1,115)        (2,351)
   Institutional Class                                              N/A            N/A

Change in net assets from Fund
 share transactions:
   Primary Class                                                  4,011         (6,852)
   Institutional Class                                              N/A            N/A
-----------------------------------------------------------------------------------------
Change in net assets                                              4,433         (4,931)

Net Assets:
Beginning of period                                              50,710         55,641
-----------------------------------------------------------------------------------------
End of period                                                   $55,143        $50,710
-----------------------------------------------------------------------------------------
Undistributed net investment income/(loss)                      $   (20)       $    --
-----------------------------------------------------------------------------------------

N/A - Not applicable.

See notes to financial statements.

Financial Highlights
Legg Mason Tax-Free Income Fund

  Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                        Investment Operations
                                               Net Asset   ------------------------------------------------
                                                Value,        Net          Net Realized and      Total From
                                               Beginning   Investment   Unrealized Gain/(Loss)   Investment
                                               of Period     Income         on Investments       Operations
-----------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
-- Primary Class
Six Months Ended
   Sept. 30, 2001*                              $16.15        $.38(D)           $ .10              $ .48
Years Ended Mar. 31,
   2001                                          15.42         .77(D)             .73               1.50
   2000                                          16.39         .77(D)            (.91)              (.14)
   1999                                          16.39         .78(D)             .05                .83
   1998                                          15.91         .81(D)             .59               1.40
   1997                                          16.07         .83(D)            (.09)               .74

Pennsylvania Tax-Free Income Trust
-- Primary Class
Six Months Ended
   Sept. 30, 2001*                              $16.29        $.39(G)           $ .06              $ .45
Years Ended Mar. 31,
   2001                                          15.57         .80(G)             .72               1.52
   2000                                          16.53         .79(G)            (.94)              (.15)
   1999                                          16.48         .80(G)             .10                .90
   1998                                          15.80         .81(G)             .71               1.52
   1997                                          16.10         .83(G)            (.11)               .72
-- Institutional Class
Period Ended Feb. 26,
   2001(H)                                      $15.57        $.76(I)           $ .65              $1.41
Years Ended Mar. 31,
   2000                                          16.53         .82(I)            (.94)              (.12)
   1999                                          16.48         .84(I)             .10                .94
   1998(J)                                       16.44         .05(I)             .04                .09

Tax-Free Intermediate-Term Income Trust
-- Primary Class
Six Months Ended
   Sept. 30, 2001*                              $15.66        $.35(K)           $ .13              $ .48
Years Ended Mar. 31,
   2001                                          15.09         .68(K)             .57               1.25
   2000                                          15.68         .67(K)            (.59)               .08
   1999                                          15.61         .67(K)             .08                .75
   1998                                          15.22         .67(K)             .39               1.06
   1997                                          15.34         .68(K)            (.12)               .56
-----------------------------------------------------------------------------------------------------------

                  Distributions                                              Ratios/Supplemental Data
    -----------------------------------------               ----------------------------------------------------------
                  From Net                      Net Asset                   Total            Net        Net Investment
     From Net     Realized                       Value,                   Expenses        Expenses          Income
    Investment     Gain on         Total         End of       Total      to Average      to Average       to Average
      Income     Investments   Distributions     Period     Return(A)   Net Assets(B)   Net Assets(C)     Net Assets
----------------------------------------------------------------------------------------------------------------------
      $(.38)        $  --          $ (.38)       $16.25        3.07%(E)      .70%(D,F)       .70%(D,F)      4.83%(D,F)
       (.77)           --            (.77)        16.15       10.01%         .70%(D)         .70%(D)        4.93%(D)
       (.77)         (.06)           (.83)        15.42        (.79)%        .70%(D)         .70%(D)        4.94%(D)
       (.78)         (.05)           (.83)        16.39        5.16%         .70%(D)         .70%(D)        4.71%(D)
       (.81)         (.11)           (.92)        16.39        8.97%         .70%(D)         .70%(D)        4.97%(D)
       (.83)         (.07)           (.90)        15.91        4.73%         .67%(D)         .66%(D)        5.18%(D)

      $(.40)        $  --          $ (.40)       $16.34        2.79%(E)      .70%(F,G)       .70%(F,G)      4.67%(F,G)
       (.80)           --            (.80)        16.29       10.06%         .64%(G)         .64%(G)        5.08%(G)
       (.79)         (.02)           (.81)        15.57        (.84)%        .66%(G)         .66%(G)        5.03%(G)
       (.80)         (.05)           (.85)        16.53        5.54%         .70%(G)         .70%(G)        4.82%(G)
       (.81)         (.03)           (.84)        16.48        9.80%         .71%(G)         .70%(G)        5.00%(G)
       (.83)         (.19)          (1.02)        15.80        4.61%         .67%(G)         .66%(G)        5.20%(G)
      $(.76)        $  --          $ (.76)       $16.22        9.29%(E)      .45%(F,I)       .45%(F,I)      5.27%(F,I)
       (.82)         (.02)           (.84)        15.57        (.62)%        .45%(I)         .45%(I)        5.13%(I)
       (.84)         (.05)           (.89)        16.53        5.79%         .46%(I)         .45%(I)        5.04%(I)
       (.05)           --            (.05)        16.48         .55%(E)      .45%(F,I)       .45%(F,I)      4.82%(F,I)

      $(.35)        $  --          $ (.35)       $15.79        3.06%(E)      .70%(F,K)       .70%(F,K)      4.28%(F,K)
       (.68)           --            (.68)        15.66        8.51%         .70%(K)         .70%(K)        4.48%(K)
       (.67)           --            (.67)        15.09         .58%         .70%(K)         .70%(K)        4.40%(K)
       (.67)         (.01)           (.68)        15.68        4.82%         .70%(K)         .70%(K)        4.24%(K)
       (.67)           --            (.67)        15.61        7.12%         .71%(K)         .70%(K)        4.34%(K)
       (.68)           --            (.68)        15.22        3.71%         .67%(K)         .66%(K)        4.43%(K)
----------------------------------------------------------------------------------------------------------------------

      Ratios/Supplemental Data
     --------------------------

     Portfolio    Net Assets,
     Turnover    End of Period
       Rate      (in thousands)
-------------------------------
       19.6%(F)     $156,909
        9.3%         153,229
       23.0%         141,953
       12.9%         166,458
       18.9%         154,468
        6.0%         145,974
        8.8%(F)     $ 93,471
       15.5%          70,059
       28.6%          69,195
       10.6%          75,093
       14.1%          68,048
       13.6%          64,875
       15.5%              --
       28.6%              66
       10.6%             277
       14.1%(F)           90
       12.4%(F)     $ 55,143
       10.1%          50,710
       35.6%          55,641
       17.9%          63,502
        9.0%          59,255
        8.9%          54,736
-------------------------------

(A) Excluding sales charge. Sales charges have been waived since November 3, 1997.

(B) This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.

(C) This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described below.

(D) Net of fees waived by the Adviser in excess of voluntary expense limitations of 0.70% through August 1, 2002. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2001, 0.93%; and for the years ended March 31, 2001, 0.93%; 2000, 0.96%; 1999, 0.94%; 1998, 0.93%;
    and 1997, 0.96%.

(E) Not annualized.

(F) Annualized.

(G) Net of fees waived by the Adviser in excess of voluntary expense limitations of 0.70% through August 1, 2002. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2001, 1.03%; and for the years ended March 31, 2001, 1.03%; 2000, 1.02%; 1999, 1.00%; 1998, 1.00%;
    and 1997, 1.04%.

(H) For the period from April 1, 2000 to February 26, 2001 (date of liquidation of Institutional Class shares).

(I) Net of fees waived by the Adviser in excess of a voluntary expense limitation of 0.45%. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the period ended February 26, 2001, 0.87%; for the years ended March 31, 2000, 0.81%; 1999, 0.75%; and for the period ended March 31, 1998, 0.75%.

(J) For the period March 10, 1998 (commencement of sale of Institutional Class shares) to March 31, 1998.

(K) Net of fees waived by the Adviser in excess of voluntary expense limitations of 0.70% through August 1, 2002. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2001, 1.10%; and for the years ended March 31, 2001, 1.08%; 2000, 1.02%; 1999, 1.03%; 1998, 1.06%;
    and 1997, 1.11%.

* Unaudited.

See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax-Free Income Fund

(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified.

  Each Fund consists of two classes of shares: Primary Class, offered since May 1, 1991, for Maryland Tax-Free; since August 1, 1991, for Pennsylvania Tax-Free; and since November 9, 1992, for Tax-Free Intermediate; and Institutional Class (previously referred to as Navigator Class), offered to certain institutional investors since March 10, 1998, for Pennsylvania Tax-Free. The Institutional Classes of Maryland Tax-Free and Tax-Free Intermediate have not commenced operations. The Institutional Class of Pennsylvania Tax-Free was liquidated on February 26, 2001. The income and expenses of a Fund are allocated proportionately to the two classes of shares except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Security Valuation

  Portfolio securities are valued based upon market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

  Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. As required, effective April 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount or premium on debt securities. Prior to April 1, 2001, the Funds did not amortize market discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of each Fund, but resulted in an

--------------------------------------------------------------------------------

increase/(decrease) of $196, $35 and $(2) in cost of securities and a corresponding increase/(decrease) of $196, $35 and $(2) in net unrealized appreciation for Maryland Tax-Free, Pennsylvania Tax-Free, and Tax-Free Intermediate, respectively, based on securities held by the Funds on April 1, 2001.

  The effect of this change for the six months ended September 30, 2001, was to increase/(decrease) net investment income by $(65), $10 and $8; decrease net unrealized appreciation by $(122), $10 and $8; and decrease net realized gain by $57, $0 and $0 for Maryland Tax-Free, Pennsylvania Tax-Free, and Tax-Free Intermediate, respectively. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

  Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. When available, net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At September 30, 2001, accrued dividends payable were as follows: Maryland Tax-Free, $204; Pennsylvania Tax-Free, $115; and Tax-Free Intermediate, $67.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 2001, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                         Receivable for        Payable for
                         Securities Sold   Securities Purchased
---------------------------------------------------------------
Maryland Tax-Free              $--                $   --
Pennsylvania Tax-Free           --                 2,110
Tax-Free Intermediate           --                    --

Federal Income Taxes

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. At September 30, 2001,

--------------------------------------------------------------------------------

capital loss carryforwards for federal income tax purposes were as follows:
Maryland Tax-Free, $600 which expires in 2008 and $245 which expires in 2009; Pennsylvania Tax-Free, $354 which expires in 2008 and $665 which expires in 2009; and Tax-Free Intermediate, $312 which expires in 2008 and $230 which expires in 2009.

Use of Estimates

  Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Other

  Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund's expenses.

2. Investment Transactions:

  For the six months ended September 30, 2001, investment transactions (excluding short-term investments) were as follows:

                                        Purchases   Proceeds From Sales
-----------------------------------------------------------------------
Maryland Tax-Free                        $18,743          $14,658
Pennsylvania Tax-Free                     17,999            3,133
Tax-Free Intermediate                      4,011            3,025

  At September 30, 2001, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                                                Net Appreciation/
                         Cost     Appreciation   Depreciation    (Depreciation)
---------------------------------------------------------------------------------
Maryland Tax-Free      $145,921      $9,254         $(328)           $8,926
Pennsylvania Tax-Free    90,338       4,435          (128)            4,307
Tax-Free Intermediate    51,474       2,661            (1)            2,660

3. Transactions With Affiliates:

  The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to the agreement, LMFA provides the Funds with investment management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund's average daily net assets.

  LMFA has agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during

--------------------------------------------------------------------------------

that month certain annual rates. The following chart shows the annual rate of management fees, expense limits and their expiration dates, total management fees waived, and management fees payable for each Fund:

                                                                 Six Months Ended
                                                                September 30, 2001   At September 30, 2001
                                                   Expense      ------------------   ---------------------
                       Advisory    Expense       Limitation          Advisory              Advisory
        Fund             Fee      Limitation   Expiration Date     Fees Waived           Fees Payable
----------------------------------------------------------------------------------------------------------
Maryland Tax-Free       0.55%       0.70%      August 1, 2002,         $177                   $42
                                                or until net
                                                assets reach
                                                $200 million
Pennsylvania Tax-Free   0.55%       0.70%      August 1, 2002,          125                    17
                                                or until net
                                                assets reach
                                                $125 million
Tax-Free Intermediate   0.55%       0.70%      August 1, 2002,          103                   0.3
                                                or until net
                                                assets reach
                                                $100 million

  Legg Mason Trust, fsb ("LM Trust") serves as investment adviser to each Fund pursuant to an advisory agreement with LMFA. LMFA (not the Funds) pays LM Trust a fee, computed daily and payable monthly, at an annual rate of 0.50% of each Fund's average daily net assets.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee, based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                 At September 30, 2001
                                                ------------------------
                       Distribution   Service   Distribution and Service
        Fund               Fee          Fee           Fees Payable
------------------------------------------------------------------------
Maryland Tax-Free        0.125%       0.125%              $32
Pennsylvania Tax-Free    0.125%       0.125%               19
Tax-Free Intermediate    0.125%       0.125%               11

  Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason the following amounts for the six months ended September 30, 2001: Maryland Tax-Free, $7; Pennsylvania Tax-Free, $3; and Tax-Free Intermediate, $2.

  LMFA, LM Trust and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

--------------------------------------------------------------------------------

4. Line of Credit:

  The Funds, along with certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the six months ended September 30, 2001, the Funds had no borrowings under the Credit Agreement.

5. Fund Share Transactions:

  At September 30, 2001, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were as follows:

                                                          Reinvestment
                                           Sold         of Distributions
                                     ----------------   -----------------
                                     Shares   Amount    Shares    Amount
-------------------------------------------------------------------------
Maryland Tax-Free
--  Primary Class
    Six Months Ended Sept. 30, 2001    709    $11,449     172     $2,771
    Year Ended March 31, 2001        1,105     17,373     336      5,256

Pennsylvania Tax-Free
--  Primary Class
    Six Months Ended Sept. 30, 2001  1,796    $29,402      82     $1,325
    Year Ended March 31, 2001          376      5,983     155      2,448
--  Institutional Class
    Year Ended March 31, 2001           --    $    --      --     $   --

Tax-Free Intermediate
--  Primary Class
    Six Months Ended Sept. 30, 2001    495    $ 7,771      52     $  820
    Year Ended March 31, 2001          308      4,714     112      1,720
-------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        Repurchased         Net Change
                                     -----------------   ----------------
                                     Shares    Amount    Shares   Amount
-------------------------------------------------------------------------
Maryland Tax-Free
--  Primary Class
    Six Months Ended Sept. 30, 2001   (712)   $(11,487)    169    $ 2,733
    Year Ended March 31, 2001       (1,161)    (18,151)    280      4,478

Pennsylvania Tax-Free
--  Primary Class
    Six Months Ended Sept. 30, 2001   (459)   $ (7,479)  1,419    $23,248
    Year Ended March 31, 2001         (675)    (10,631)   (144)    (2,200)
--  Institutional Class
    Year Ended March 31, 2001           (4)   $    (72)     (4)   $   (72)

Tax-Free Intermediate
--  Primary Class
    Six Months Ended Sept. 30, 2001   (293)   $ (4,580)    254    $ 4,011
    Year Ended March 31, 2001         (870)    (13,286)   (450)    (6,852)
-------------------------------------------------------------------------

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

              EQUITY FUNDS:                              SPECIALTY FUNDS:
Value Trust                                 Balanced Trust
Special Investment Trust                    Financial Services Fund
American Leading Companies Trust            Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

              GLOBAL FUNDS:                            TAXABLE BOND FUNDS:
Global Income Trust                         U.S. Government Intermediate-Term
                                            Portfolio
International Equity Trust                  Investment Grade Income Portfolio
Emerging Markets Trust                      High Yield Portfolio
Europe Fund

           TAX-FREE BOND FUNDS:                        MONEY MARKET FUNDS:
Maryland Tax-Free Income Trust              U.S. Government Money Market Portfolio
Pennsylvania Tax-Free Income Trust          Cash Reserve Trust
Tax-Free Intermediate-Term Income Trust     Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.

                                                         [LEGG MASON FUNDS LOGO]

                       Investment Manager
                       Legg Mason Fund Adviser, Inc.
                       Baltimore, MD

                       Investment Adviser
                       Legg Mason Trust, fsb
                       Baltimore, MD

                       Board of Trustees
                       John F. Curley, Jr., Chairman
                       Edmund J. Cashman, Jr., President
                       Nelson A. Diaz
                       Richard G. Gilmore
                       Arnold L. Lehman
                       Dr. Jill E. McGovern
                       G. Peter O'Brien
                       T. A. Rodgers
                       Edward A. Taber, III

                       Transfer and Shareholder Servicing Agent
                       Boston Financial Data Services
                       Boston, MA

                       Custodian
                       State Street Bank & Trust Company
                       Boston, MA

                       Counsel
                       Kirkpatrick & Lockhart LLP
                       Washington, DC

                       Independent Accountants
                       PricewaterhouseCoopers LLP
                       Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED

                   ------------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-030
11/01